Lease Agreements (Schedule of Operating Lease Right-of-Use Assets and Operating Lease Liabilities) (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019
Right-of-use assets:
Operating right-of-use asset	$ 95,426
Operating lease liabilities:
Current portion of long term notes payable	56,926
Notes payable, less current portion	38,500
Total operating lease liabilities	$ 95,426